Summary of Significant Accounting Policies - Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income(Loss) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income (Loss) [Line Items]
Depreciation expense	¥ 5,326	¥ 10,446	¥ 12,761
Selling expenses [Member]
Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income (Loss) [Line Items]
Depreciation expense	54	190	2,647
General and administrative expenses [Member]
Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income (Loss) [Line Items]
Depreciation expense	¥ 5,272	¥ 10,256	¥ 10,114